JennisonDryden Growth Allocation Fund

JennisonDryden Growth Allocation Fund
Class A: JDAAX	Class R: JGARX
Class B: JDGBX	Class Z: JDGZX
Class C: JDGCX

Summary Prospectus	December 1, 2009
Before you invest, you may want to review the Fund's Prospectus, which contains more information about the Fund and its risks. You can find the Fund's Prospectus, Statement of Additional Information (SAI), Annual Report and other information about the Fund online at www.jennisondryden.com. You can also get this information at no cost by calling 1-800-225-1852 or by sending an e-mail to: jennisondrydengrowthallocationfund@reply.jennisondrydenemail.com

The Fund's Prospectus and SAI, both dated December 1, 2009, and the Fund's most recent shareholder report, dated September 30, 2009, are all incorporated by reference into this Summary Prospectus.

MF194A2

INVESTMENT OBJECTIVE

The investment objective of the JennisonDryden Growth Allocation Fund (Growth Allocation Fund) is long-term capital appreciation.

FUND FEES AND EXPENSES

The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and an eligible group of investors purchase, or agree to purchase in the future, more than $25,000 in shares of the Fund or other funds in the JennisonDryden family of funds. More information about these discounts is available from your financial professional and is explained in Reducing or Waiving Class A's Initial Sales Charge on page 62 of the Fund's Prospectus and in the Fund's Statement of Additional Information (SAI), in Rights of Accumulation on page 79.

Shareholder Fees (paid directly from your investment)
	Class A	Class B	Class C	Class R	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	1%	5%	1%	None	None
Maximum sales charge (load) imposed on reinvested dividends and other distributions	None	None	None	None	None
Redemption fee	None	None	None	None	None
Exchange fee	None	None	None	None	None
Maximum account fee (accounts under $2,500)	$15	$15	$15	None	None

Annual Fund Operating Expenses % (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class R	Class Z
Management fees	.20	.20	.20	.20	.20
+ Distribution and service (12b-1) fees	.30	1.00	1.00	.75	None
+ Other expenses	.68	.68	.68	.68	.68
+ Underlying Fund fees and expenses	1.10	1.10	1.10	1.10	1.10
= Total annual Fund operating expenses	2.28	2.98	2.98	2.73	1.98
- Fee waiver or expense limitation	(.43)	(.38)	(.38)	(.63)	(.38)
= Net annual Fund operating expenses	1.85	2.60	2.60	2.10	1.60
Examples. The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$728	$1,184	$1,666	$2,990	$728	$1,184	$1,666	$2,990
Class B	763	1,186	1,634	3,031	263	886	1,534	3,031
Class C	363	886	1,534	3,272	263	886	1,534	3,272
Class R	213	788	1,389	3,015	213	788	1,389	3,015
Class Z	163	585	1,032	2,276	163	585	1,032	2,276
° The Manager of the Fund has contractually agreed to limit the net annual operating expenses (exclusive of taxes, interest, brokerage commissions, non-routine expenses, distribution and service (12b-1) fees and Underlying Fund fees and expenses) of each class of shares of the Funds to .50 of 1% of each Fund's average daily net assets for the period ending January 31, 2011. This waiver may not be terminated prior to January 31, 2011, and may be renewed, modified or terminated thereafter. The decision on whether to renew, modify or discontinue the waiver is subject to review by the manager and the Fund's Board of Directors.
° The Distributor of the Fund has contractually agreed to reduce its distribution and service (12b-1) fees with respect to Class A and Class R shares to .25 of 1% and .50 of 1% of the average daily net assets of Class A and Class R shares, respectively, through January 31, 2011. This waiver may not be terminated prior to January 31, 2011, and may be renewed, modified or terminated thereafter. The decision on whether to renew, modify or discontinue the waiver is subject to review by the distributor and the Fund's Board of Directors.

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 46% of the average value of its portfolio.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies. The Fund is one of three funds which comprise the JennisonDryden Asset Allocation Funds. Each Fund is structured as a "fund of funds," meaning that instead of buying individual securities directly, the Fund invests primarily in other mutual funds within the JennisonDryden fund family. These other funds are referred to as "Underlying Funds." More detailed information appears in More Information About the Funds.

The Funds are designed for investors who want investment professionals to make their asset allocation decisions. Each Fund offers investors a means to manage their long-term investments in light of their personal investment goals and risk tolerance. By investing in the Underlying Funds, each Fund pursues its investment objective by investing indirectly in a mix of equity and fixed-income securities appropriate for a particular type of investor. Each Fund may serve as the cornerstone of a larger investment portfolio.

Under normal market conditions, each Fund's assets will be invested in various Underlying Funds within the allocation ranges described in this prospectus. Each Fund may hold a portion of its assets in cash or cash equivalents for cash management purposes. These cash and cash equivalents are not included in the Fund's assets for purposes of determining allocations among Underlying Funds.

The Growth Allocation Fund seeks to achieve its investment objective by investing primarily in Underlying Funds which invest in a diversified portfolio of equity securities. Under normal circumstances, the Fund will invest approximately 90% of its total assets in Underlying Funds that invest primarily in a diversified portfolio of equity securities and the remainder in Underlying Funds that invest primarily in fixed-income securities. The investment adviser will monitor the Fund's investments in Underlying Funds on a regular basis in order to maintain the approximate allocation to each asset class. The Fund may be appropriate for investors seeking long-term capital growth with a significant tolerance for investment risk and market volatility. In addition, investors who already have a diversified portfolio may find this allocation suitable as an additional growth component.

Although we try to invest wisely, all investments involve risk. There is no assurance that the Fund will achieve its investment objective. The following summarizes the principal risks associated with investments in the Fund and the Underlying Funds in which the Fund invests. The summary is not intended to be exhaustive. For a more complete description of such risks, please refer to the SAI and to the prospectuses of the Underlying Funds which are available free of charge by telephoning (800) 225-1852.

Recent Market Events. Domestic and international markets have experienced a period of acute stress starting in the financial sector and then moving to other sectors of the world economy. This stress has resulted in extreme volatility in equity markets and stock prices. In some cases, the prices of certain stocks have declined sharply even though the financial condition or prospects of that company remain sound. These market conditions add significantly to the risk of short-term volatility of the Fund. Debt markets are also experiencing a period of high volatility which has negatively impacted market liquidity and prices. The concerns, which initially focused on subprime mortgage backed securities, have since expanded to include derivatives, securitized assets and other debt securities, including those rated investment grade, the U.S. and international credit and interbank money markets generally, and a wide range of financial institutions and markets, asset classes, and sectors. As a result, debt instruments are experiencing liquidity issues, increased price volatility, credit downgrades, and increased likelihood of default. These market conditions may adversely effect the Fund's investments and hamper its ability to sell debt securities or to purchase suitable debt instruments.

Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if a voluntary fee waiver is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Asset Allocation Risk. The Manager may allocate assets to an asset class that underperforms other classes. For example, a Fund may be overweighted in equities when the stock market is falling and the fixed-income market is rising. Likewise, a Fund may be overweighted in fixed-income securities when fixed-income markets are falling and the equity markets are rising.

Equity Risk. The price of a particular stock owned by an Underlying Fund could go down, or the value of the equity markets or a sector of them could go down and you could lose money. Stock markets are volatile. Generally, the stock prices of large companies are more stable than the stock prices of small companies, but this is not always the case. The Fund's indirect equity holdings can vary significantly from broad market indexes, and their performance can deviate from the performance of those indexes.

Market Capitalization Risk. Underlying Funds may invest in stocks of small- and medium-size companies which may present above-average risks. This means that when stock prices decline overall, an Underlying Fund and the Fund may decline more than a broad-based securities market index. These companies usually offer a smaller range of products and services than larger companies. They may also have limited financial resources and may lack management depth. As a result, the prices of stocks issued by small- and medium-size companies tend to fluctuate more than the stocks of larger, more established companies. In exchange for potentially lower risks of investing in large capitalization companies, such investments may not rise as much in value as the value of investments in smaller-capitalized companies.

Style Risk. Style risk is the risk that a particular style utilized by an Underlying Fund may be out of favor for a period of time.

Credit Risk, Market Risk and Interest Rate Risk. Certain Underlying Funds may invest in debt obligations. Debt obligations have credit, market and interest rate risks. Credit risk is the possibility that an issuer of a debt obligation fails to pay interest or repay principal to the Underlying Fund. Market risk, which may affect an industry, a sector or the entire market, is the possibility that the market value of an investment may move up or down and that its movement may occur quickly or unpredictably. Interest rate risk refers to the fact that the value of most bonds will fall when interest rates rise. The longer the maturity and the lower the credit quality of a bond, the more likely its value will decline.

Junk Bond Risk. Debt securities rated below investment grade—also known as "junk bonds"—have a higher risk of default and tend to be less liquid.

Foreign Market Risk. Foreign markets often are more volatile than U.S. markets and generally are not subject to regulatory requirements comparable to those placed on U.S. issuers. Changes in currency exchange rates can reduce or increase market performance. In addition to the general risks of investing in foreign securities, to the extent that an Underlying Fund invests in securities of emerging markets, an Underlying Fund may be exposed to a greater risk of potential turmoil, rapid changes in economic conditions or other risks. The Fund does not intend to re-allocate assets among the Underlying Funds frequently in response to day-to-day changes in markets. Historically, certain Underlying Funds, however, have actively and frequently traded their portfolio securities. High portfolio turnover results in higher transaction costs and can affect an Underlying Fund's, and, therefore, the Fund's performance and can have adverse tax consequences.

Prepayment Risk. Funds investing in mortgage-related securities and asset-backed securities are subject to prepayment risk. If these securities are prepaid, a Fund may have to replace them with lower-yielding securities. Stripped mortgage-backed securities are generally more sensitive to changes in prepayment and interest rates than other mortgage-related securities. If the issuer of a non-collateralized debt security defaults on the obligation, there is no collateral that the security holder may sell to satisfy the debt.

Derivatives Risk. Using leverage or derivatives involve above-average risks. Underlying Funds may use various derivative strategies to try to enhance return. They may also use derivatives as hedging techniques to try to protect the value of their assets. Derivatives may not match or fully offset the underlying positions and this could result in losses to an Underlying Fund, and, therefore, to a Fund that would not otherwise have occurred. If an Underlying Fund sells securities and agrees to repurchase them in a forward roll transaction or a reverse repurchase agreement, there is a risk that the market value of any securities purchased with proceeds of the initial sale will decline below the repurchase price the Underlying Fund has agreed to pay. This would cause the value of shares of an Underlying Fund, and, therefore, a Fund to decrease faster than would otherwise be the case, and is the speculative characteristic known as "leverage."

Non-Diversified Status. The Funds are "non-diversified" mutual funds and, as such, their investments are not required to meet certain requirements that a "diversified" mutual fund is required to meet under federal law. Unlike "diversified" funds, each Fund may invest its assets in the securities of an individual issuer, in this case any Underlying Fund, without limiting such investments within prescribed percentages pursuant to federal law. Thus, each Fund's assets may be concentrated in fewer securities than those of other funds. Thefore, a decline in the value of those investments would cause the Fund's overall value to decline to a greater degree.

Two Underlying Funds, Dryden Global Real Estate Fund and Jennison Natural Resources Fund, are also non-diversified, because they may invest more than 5% of their total assets in the securities of any one issuer. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss due to the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund. Non-diversified funds are also more susceptible to market and other events affecting the particular industry sectors in which they invest and therefore involve more risk than less concentrated mutual funds.

For more information on the risks of investing in this Fund, please see Investment Risks in the Prospectus and Investment Risks and Considerations in the SAI.

The Fund's Past Performance. A number of factors - including risk - can affect how the Fund performs. The following bar chart shows the Fund's performance for the indicated share class for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The bar chart and Average Annual Total Returns table demonstrate the risk of investing in the Fund by showing how returns can change from year to year and by showing how the Fund's average annual total returns for the share class compare with a broad-based securities market index and a group of similar mutual funds.

Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.jennisondryden.com.

Annual Total Returns (Class B shares) 1
Best Quarter: 3rd Quarter 2005 7.32% Worst Quarter: 4th Quarter 2008 -22.22%
1 These annual total returns do not include deductions for sales charges. If the sales charges were included, the annual total returns would be lower than these shown. Total return for Class B shares from 1-1-09 to 9-30-09 was 27.91%.

Average Annual Total Returns % (as of 12-31-08)
Return Before Taxes	One Year	Since Inception
Class A shares	-42.09	-2.80 (3-30-2004)
Class C shares	-39.63	-2.32 (3-30-2004)
Class R shares	-38.84	-19.76 (1-12-2007)
Class Z shares	-38.55	-1.39 (3-30-2004)

Class B Shares %
Return Before Taxes	-42.11	-2.53 (3-30-2004)
Return After Taxes on Distributions	-42.38	-2.84
Return After Taxes on Distribution and Sale of Fund Shares	-27.03	-2.13

Index % (reflects no deduction for fees, expenses or taxes)
Growth Customized Blend	-35.89	-0.80 (Class B)
S&P 500 Index	-36.99	-2.65 (Class B)
Russell 1000 Index	-37.60	-2.53 (Class B)
Lipper Average	-38.79	-3.29 (Class B)
° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the indicated share class. After-tax returns for other classes will vary due to differing sales charges and expenses.

MANAGEMENT OF THE FUND

Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
Prudential Investments LLC	Quantitative Management Associates LLC	Ted Lockwood	Managing Director	March 2004
		Joel M. Kallman, CFA	Investment Associate	October 2007
BUYING AND SELLING FUND SHARES

	Minimum Initial Investment	Subsequent Investments
Fund shares (most cases)	$2,500	$100
Automatic Investment Plan (AIP), retirement accounts and custodial accounts for minors	$1,000	$1,200 annually (AIP accounts)
You can purchase or redeem shares through the Fund's transfer agent or through servicing agents, including brokers, dealers and other financial intermediaries appointed by the distributor to receive purchase and redemption orders. To buy shares through the transfer agent, a new investor must complete a new account application and return it with a check payable to the Fund and mail it to Prudential Mutual Fund Services LLC, PO Box 9658, Providence, RI 02940. Current shareholders may also purchase or redeem shares through the Fund's website or by calling (800) 225-1852. Redemption proceeds may be sent by mail, by Federal funds wire or deposited directly into your bank account if you have established the link.

TAX INFORMATION

Dividends, Capital Gains and Taxes. The Fund's distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

FINANCIAL INTERMEDIARY COMPENSATION

Potential Conflicts of Interest. If you purchase Fund shares through a financial services firm, the Fund, the Manager, or their related companies may pay the financial services firm for the sale of Fund shares and/or for services to shareholders. These payments may create a conflict of interest by influencing the financial services firm or the firm's representatives to recommend the Fund over another investment. Ask your financial services firm or representative for more information or visit your firm's website.

By Mail:	Prudential Mutual Fund Services LLC, PO Box 9658, Providence, RI 02940
By Telephone:	800-225-1852 or 973-367-3529 (outside the US)
On the Internet:	www.jennisondryden.com

MF194A2